Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of the significant components of the Company's deferred taxes	Table 1
Schedule of the reconciliation of beginning and ending amount of unrecognized tax benefits	Table 2
Schedule of the components of income tax expense	Table 3
Schedule of the reconciliation of provision for income taxes at the federal statutory rate compared to the Company's effective tax rate	Table 4